Breakdown of Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2013 GIANT INTERACTIVE GROUP, INC. USD ($)	Dec. 31, 2013 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2012 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY
Comprehensive Income (Loss) [Line Items]
Net income (loss) attributable to the Company's shareholders	$ 206,975,555	1,252,967,928	993,720,006	879,966,874	$ 315,316,505	1,908,831,536	1,778,254,022	1,515,790,079	$ (108,340,950)	(655,863,608)	(784,534,016)	(635,823,205)
Other comprehensive loss	(750,160)	(4,541,240)	32,505,955	(100,725,366)					(750,160)	(4,541,240)	32,505,955	(100,725,366)
Comprehensive income attributable to the Company's shareholders	$ 206,225,395	1,248,426,688	1,026,225,961	779,241,508